Schedule of detailed information about financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 10,200	$ 200
Cash and cash equivalents	26	199	$ 115	$ 553	$ 1,285	$ 8,604
Loans and borrowings	28,992	29,086		32,388	28,561
Trade and other payables	$ 35,400	2,600
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		9,644		5,676	6,921
Cash and cash equivalents		199		553	1,285
Restricted cash		292		608	1,195
Total		10,135		6,837	9,401
Loans and borrowings		29,086		32,388	28,561
Trade and other payables		24,345		9,586	10,847
Total		$ 53,431		$ 41,974	$ 39,408